Cover - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cover [Abstract]
Entity Registrant Name	Quantum BioPharma Ltd.
Entity Central Index Key	0001771885
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2024
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Entity Ex Transition Period	false
Entity Common Stock Shares Outstanding		72
Entity File Number	001-39152
Entity Address Address Line 1	55 University Avenue
Entity Address Address Line 2	Suite 1003
Entity Address City Or Town	Toronto
Entity Address State Or Province	ON
Entity Address Postal Zip Code	M5J 2H7
Document Annual Report	true
Document Transition Report	false
Entity Address Country	CA
Security 12b Title	Class B Subordinate Voting Shares, no par value
Security Exchange Name	NASDAQ
City Area Code	416
Local Phone Number	854-8884
Entity Interactive Data Current	Yes
Icfr Auditor Attestation Flag	false
Auditor Name	MNP LLP
Auditor Firm Id	1930
Auditor Location	Mississauga, Canada